Note 8 - Net Loss Per Share	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended March 31,
	2017	2018
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	(47,396)	(13,656)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	17,834,676	22,211,762

Net loss per share —basic and diluted	(2.66)	(0.61)

The effects of restricted shares and share options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the three
months ended
March 31, 2017
and
2018.